FINANCIAL RESULT (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL RESULT.
Schedule of financial revenue and financial expenses

	12/31/2024	12/31/2023	12/31/2022
Financial revenue
Interest income, fines, commission and fees	138,666	153,458	997,434
Revenue from financial investments	2,937,517	2,862,488	2,211,854
Additional of moratorium on electricity	119,500	165,978	252,637
Revenue on interest on dividends	—	—	10,950
Other financial income	223,898	479,159	566,848
(-) Taxation on financial revenue	(267,782)	(578,163)	(611,964)
	3,151,799	3,082,920	3,427,759
Financial expenses
Debt charges	(6,117,463)	(6,463,585)	(4,705,030)
Charges from obligations with CDE	(2,484,198)	(2,292,321)	(1,097,038)
River Basin Revitalization Charges	(339,854)	(355,430)	(187,023)
Other financial expenses	(1,198,578)	(1,109,907)	(804,999)
	(10,140,093)	(10,221,243)	(6,794,090)

Financial results, net
Monetary adjustments - CDE	(1,604,680)	(1,384,392)	(197,580)
Monetary adjustments - hydrographic basins	(288,081)	(331,760)	(23,017)
Monetary adjustments	(778,157)	(1,795,913)	(877,025)
Exchange rate changes	(28,821)	169,904	446,852
Variation of the derivative financial instrument not linked to debt protection	(1,566,482)	(908,381)	—
Variation of net fair value of the protected debt (hedge) of the derivative	(373,605)	(613,256)	(356,494)
	(4,639,826)	(4,863,798)	(1,007,264)

	(11,628,120)	(12,002,121)	(4,373,595)